Fair Value Measurements - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 31, 2020 CNY (¥) LicensedCopyright	Mar. 31, 2020 USD ($) LicensedCopyright	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Selling, General and Administrative
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge			¥ 143,534	$ 21,998
Licensed Copyrights | Cost of Revenues
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content	¥ 390,299	$ 59,816
Produced Content, Net | Cost of Revenues
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content	¥ 209,701	$ 32,138
Level 3 | Cost of Revenues
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content			¥ 205,462	$ 31,488
Mainland China Film Group | Level 3 | Discounted Cash Flow | Weighted Average Cost of Capital
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, measurement input	15	15
Maximum | Mainland China Film Group | Level 3 | Discounted Cash Flow | Costs and Operating Expenses Attributable to Film Group As A Percentage of Revenue
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, measurement input	37	37
Maximum | Short-term Investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt investments maturity			1 year	1 year	1 year
Minimum | Mainland China Film Group | Level 3 | Discounted Cash Flow | Costs and Operating Expenses Attributable to Film Group As A Percentage of Revenue
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, measurement input	32	32